Revenue Recognition - Revenue By Major Product Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 288.2	$ 388.4	$ 442.5
Lithium Hydroxide
Disaggregation of Revenue [Line Items]
Revenue	157.5	213.8	222.7
Butyllithium
Disaggregation of Revenue [Line Items]
Revenue	87.1	99.9	99.0
High Purity Lithium Metal and Other Specialty Compounds
Disaggregation of Revenue [Line Items]
Revenue	31.7	52.4	62.5
Lithium Carbonate and Lithium Chloride
Disaggregation of Revenue [Line Items]
Revenue	$ 11.9	$ 22.3	$ 58.3